Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC

Barclays Capital Inc. (together, the “Company”)

UBS Securities LLC

Credit Suisse Securities (USA), LLC

(collectively, the “Specified Parties”)

Re:	BBCMS Trust 2015-STP – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are intended to be included as collateral in the offering of the Certificates by the BBCMS Trust 2015-STP, Commercial Mortgage Pass-Through Certificate, Series 2015-STP. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The phrase “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The phrase “Data File” means the electronic data file provided to us by the Company on September 22, 2015 containing information with respect to 1 mortgage loan (“Mortgage Loan”) and the related 268 mortgaged properties (“Mortgaged Properties”).
•	The phrase “Cut-off Date” means the payment date in October 2015, as provided by the Company.
•	The phrase “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The phrase “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The phrase “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

BBCMS Trust 2015-STP September 22, 2015 Page 2

•	The phrase “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on the Mortgage Loan and all related Mortgaged Properties in the Data File.

A.	For the Mortgage Loan and related Mortgaged Properties in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loan and related Mortgaged Properties listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and

BBCMS Trust 2015-STP September 22, 2015 Page 3

conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Barclays Commercial Mortgage Securities LLC, Barclays Capital Inc., UBS Securities LLC, and Credit Suisse Securities (USA), LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

September 22, 2015

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Control Number	Provided by the Company
Seller	Loan Agreement
Property Name	Provided by the Company
Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal/USPS
Property Type	Appraisal
Property Sub-Type	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
Units/Rentable Square Ft.	Rent Roll
Original Balance	Loan Agreement
Cut-off Date	Provided by the Company
Purchase Price	Excel file Provided by the Company named BBCMS 2015-STP Data Tape_08.12.2015
Purchase Date	Excel file Provided by the Company named BBCMS 2015-STP Data Tape_08.12.2015
Appraisal Value	Appraisal
Date of Valuation	Appraisal
As Is Appraised Value Cap Rate	Appraisal
As Is Concluded Market Rent PSF	Appraisal
Appraisal Concluded Submarket Vacancy	Appraisal
Dark Appraised Value	Appraisal
Dark Appraised Value Cap Rate	Appraisal
Dark Concluded Market Rent PSF	Appraisal
Dark Concluded Market Vacancy	Appraisal
Portfolio Value (Loan)	Appraisal
FIRREA Eligible (Yes/No)	Appraisal
Note Date	Loan Agreement/Promissory Note
First Payment Date	Loan Agreement/Promissory Note
Interest Rate	Loan Agreement/Promissory Note
Interest Calculation (30/360 / Actual/360)	Loan Agreement/Promissory Note
Grace Period (Default)	Loan Agreement/Promissory Note
Grace Period (Late Fee)	Loan Agreement/Promissory Note

A-1

ATTACHMENT A

Attribute	Source Document
Payment Day	Loan Agreement/Promissory Note
Original Amort. Term (Months)	Loan Agreement/Promissory Note
Remaining Term to Amortization (Months)	Loan Agreement/Promissory Note
Maturity/ARD Date	Loan Agreement/Promissory Note
LockBox Type	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Cash Management	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Excess Cash Trap Trigger	Loan Agreement/Promissory Note
Prepayment Provision	Loan Agreement/Promissory Note
Lockout Expiration Date	Loan Agreement/Promissory Note
Amortization Type	Loan Agreement/Promissory Note
Ownership Interest	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Expiration Date	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Extension Options	Proforma Title Policy/Title Policy/Ground Lease
Existing Additional Debt (Yes/No)	Loan Agreement/Promissory Note
Future Debt Permitted (Yes/No)	Loan Agreement/Promissory Note
Partial Prepay or Release Allowed (Yes/No)	Loan Agreement/Promissory Note
Partial Prepayment or Release Description	Loan Agreement/Promissory Note
Substitution Allowed (Yes/No)	Loan Agreement/Promissory Note
Most Recent Physical Occupancy	Rent Roll
Most Recent Rent Roll/Census Date	Rent Roll
Major Tenant Name # 1	Tenant Lease
Major Tenant Sq. Ft. # 1	Rent Roll
Major Tenant Lease Start Date # 1	Excel file Provided by the Company named BBCMS 2015-STP Data Tape_08.12.2015
Major Tenant Lease Expiration Date # 1	Tenant Lease
Lease Type (NNN / NN)	Excel file Provided by the Company named BBCMS 2015-STP Data Tape_08.12.2015
Lease Guarantor	Tenant Lease
Investment Grade (Y/N)	Bloomberg Screenshots
Credit Rating (S&P/Moody's/Fitch)	Bloomberg Screenshots
Lowest Credit Rating	Bloomberg Screenshots
Highest Credit Rating	Bloomberg Screenshots
Tenant Industry	Excel file Provided by the Company named BBCMS 2015-STP Data Tape_08.12.2015
Trailing 12 Operating Statements Date	Underwritten Financial Schedule
TTM Base Rent	Underwritten Financial Schedule

A-2

ATTACHMENT A

Attribute	Source Document
TTM Reimbursements	Underwritten Financial Schedule
TTM Gross Rent	Underwritten Financial Schedule
TTM Operating Expense	Underwritten Financial Schedule
TTM General & Administrative	Underwritten Financial Schedule
TTM Ground Lease	Underwritten Financial Schedule
TTM Total Expenses	Underwritten Financial Schedule
TTM NOI	Underwritten Financial Schedule
UW Base Rent	Underwritten Financial Schedule
UW Rent Step	Underwritten Financial Schedule
UW SL Rent	Underwritten Financial Schedule
UW Reimbursements	Underwritten Financial Schedule
UW Gross Rent	Underwritten Financial Schedule
UW Vacancy	Underwritten Financial Schedule
UW Effective Gross Income	Underwritten Financial Schedule
UW Operating Expense	Underwritten Financial Schedule
UW General & Administrative	Underwritten Financial Schedule
UW Ground Lease	Underwritten Financial Schedule
UW Management Fee	Underwritten Financial Schedule
UW Total Expenses	Underwritten Financial Schedule
UW Net Operating Income	Underwritten Financial Schedule
UW TI/LC Reserves	Underwritten Financial Schedule
UW Capital Reserves	Underwritten Financial Schedule
UW Net Cash Flow	Underwritten Financial Schedule
Rent Step Date 1	Tenant Lease/Tenant Estoppel/Memo to Lease
Rent Step 1	Tenant Lease/Tenant Estoppel/Memo to Lease
Rent Step Date 2	Tenant Lease/Tenant Estoppel/Memo to Lease
Rent Step 2	Tenant Lease/Tenant Estoppel/Memo to Lease
Rent Step Date 3	Tenant Lease/Tenant Estoppel/Memo to Lease
Rent Step 3	Tenant Lease/Tenant Estoppel/Memo to Lease
Rent Step Date 4	Tenant Lease/Tenant Estoppel/Memo to Lease
Rent Step 4	Tenant Lease/Tenant Estoppel/Memo to Lease
Rent Step Date 5	Tenant Lease/Tenant Estoppel/Memo to Lease
Rent Step 5	Tenant Lease/Tenant Estoppel/Memo to Lease
Number of Extension Options	Tenant Lease/Tenant Estoppel/Memo to Lease
Years per extension option	Tenant Lease/Tenant Estoppel/Memo to Lease

A-3

ATTACHMENT A

Attribute	Source Document
Replacement Reserve taken at Closing	Closing Statement/Loan Agreement
Monthly Replacement Reserve	Closing Statement/Loan Agreement
Replacement Reserve Cap	Closing Statement/Loan Agreement
Replacement Reserve Required (Y/N/Springing)	Closing Statement/Loan Agreement
TI/LC taken at Closing	Closing Statement/Loan Agreement
Monthly TI/LC	Closing Statement/Loan Agreement
TI/LC Reserve Cap	Closing Statement/Loan Agreement
TI/LC Reserve Required (Y/N/Springing)	Closing Statement/Loan Agreement
Tax at Closing	Closing Statement/Loan Agreement
Monthly Tax Constant / Escrow	Closing Statement/Loan Agreement
Tax Reserve Required (Y/N/Springing)	Closing Statement/Loan Agreement
Insurance at Closing	Closing Statement/Loan Agreement
Monthly Insurance Constant / Escrow	Closing Statement/Loan Agreement
Insurance Reserve Required (Y/N/Springing)	Closing Statement/Loan Agreement
Engineering Reserve taken at Closing	Closing Statement/Loan Agreement
Other Reserve	Closing Statement/Loan Agreement
Description Other Reserve	Closing Statement/Loan Agreement
Other Reserve Cap	Closing Statement/Loan Agreement
Other Reserve Springing Condition	Closing Statement/Loan Agreement
Sponsor	Guaranty of Recourse Obligations
Date of Engineering Report	Engineering Report
Date of Phase I Report	Environment Report
Date of Phase II Report (if applicable)	Environment Report
Date of Seismic Report	Seismic Report
PML (%)	Seismic Report
SPE	Loan Agreement
Independent Director (Yes/No)	Loan Agreement/ Promissory Note
Non-Consolidation Opinion (Yes/No)	Opinion of Counsel
Single Tenant (Yes/No)	Tenant Lease
Guarantor	Guaranty
TIC	Loan Agreement/ Promissory Note
Loan Purpose	Closing Statement/Loan Agreement
Assumption Fee	Loan Agreement/Promissory Note
Letter of Credit	Loan Agreement/Letter of Credit
Earnout/Holdback	Loan Agreement/Promissory Note

A-4

ATTACHMENT A

Attribute	Source Document
Earnout/Holdback Description	Loan Agreement/Promissory Note
Total Administrative Fee	Provided by the Company
Master/Primary	Provided by the Company
Trustee/Administrator Fee	Provided by the Company
CREFC Fee	Provided by the Company

A-5

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance per Unit	Original Balance divided by Units/Rentable Square Ft.
Cut-off Balance	Equals Original Balance
% of Total Cut-off Date Loan Balance	Cut-off Balance (Property) divided by the aggregate Cut-off Balance (Loan)
LTV at Cut-off	Cut-off Balance divided by Appraisal Value
Maturity Balance	Equals Cut-off Balance
LTV at Maturity	Maturity Balance divided by Appraisal Value
LTV Dark at Cut-off	Cut-off Balance divided by Dark Appraised Value
LTV Dark at Maturity	Maturity Balance divided by Dark Appraised Value
U/W NOI Debt Yield	UW Net Operating Income divided by Cut-off Balance
U/W NCF Debt Yield	UW Net Cash Flow divided by Cut-off Balance
NOI Debt Yield at Maturity	UW Net Operating Income divided by Maturity Balance
NCF Debt Yield at Maturity	UW Net Cash Flow divided by Maturity Balance
Loan to Purchase Price	Original Balance divided by Purchase Price
Portfolio Value (Property)	Appraisal Value (Property) divided by Appraisal Value (Loan) multiplied by Portfolio Value (Loan)
Monthly Debt Service Payment	The product of the Cut-off Balance and the Interest Rate divided by twelve and multiplied by 365/360
Original Balloon Term (Months)	Number of payments between and including the First Payment Date and the Maturity/ARD Date
Original Interest Only Period (Months)	Number of payments between and including the First Payment Date and the Maturity/ARD Date
Seasoning as of Cut-off Date (Months)	Original Balloon Term (Months) minus Remaining Term to Maturity (Months)
Remaining Term to Maturity (Months)	Number of payments between and including the Cut-off Date and the Maturity/ARD Date

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Rem IO Period	Original Interest Only Period (Months) minus Seasoning as of Cut-off Date (Months)
Weighted Average Remaining Lease Term	Number of days between Major Tenant Lease Expiration Date #1 and Cut-off Date
UW NCF DSCR (Current)	UW Net Cash Flow divided by Monthly Debt Service Payment times twelve
UW NCF DSCR (After IO Period)	UW Net Cash Flow divided by Monthly Debt Service Payment times twelve
UW NOI DSCR (Current)	UW Net Operating Income divided by Monthly Debt Service Payment times twelve
UW NOI DSCR (After IO Period)	UW Net Operating Income divided by Monthly Debt Service Payment times twelve
UW Current Base Rent PSF	UW Base Rent divided by Units/Rentable Square Ft.
UW Current Rent PSF	The sum of UW Base Rent, UW Rent Step, and UW SL Rent divided by Major Tenant Sq. Ft. #1

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1